INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
INVENTORIES
Raw materials	$ 14,028	$ 18,742
Finished products	17,435	25,217
Total inventories	$ 31,463	$ 43,959